Offerings	Apr. 22, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 65,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,976.50
Offering Note	The Registrant previously registered the offer and sale of certain securities, including its common stock, par value $0.0001 per share, having a proposed maximum aggregate offering price of $400,000,000 pursuant to Registration Statement on Form S-3 (File No. 333-291329), which the Registrant initially filed with the Commission on November 6, 2026, and which the Commission declared effective on December 5, 2026 (the "Prior Registration Statement"). As of the date hereof, a balance of $325,000,000 of such securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended, and General Instruction IV(A) of Form S-3, the Registrant is hereby registering the offer and sale of an additional $65,000,000 of its shares of common stock and warrants to purchase common stock to be offered as a unit. The additional securities that are being registered for issuance and sale are in an amount and at a price that together represent no more than 20% of the maximum aggregate offering price of unsold securities under the Prior Registration Statement.